Steven I. Koszalka Secretary American Funds Tax-Exempt Fund of New York 6455 Irvine Center Drive Irvine, California 92618-4518 (213) 486-9447 Tel siik@capgroup.com

January 5, 2017

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Tax-Exempt Fund of New York

File Nos. 333-168594 and 811-22448

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 29, 2016 of Registrant’s Post-Effective Amendment No. 13 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka